Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current [Abstract]
Federal	$ (41)	$ (454)	$ (198)
Non-U.S.	222	161	154
State and local	(15)	(26)	(38)
Total current	166	(319)	(82)
Deferred [Abstract]
Federal	284	893	193
Non-U.S.	1	93	(6)
State and local	55	56	44
Total deferred	340	1,042	231
Provision for income taxes	$ 506	$ 723	$ 149
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
Non-U.S. tax rates under U.S. rate	(3.80%)	(3.00%)	(3.00%)
State and local income taxes	1.30%	1.00%	(0.20%)
Effective Income Tax Rate Reconciliation Foreign Operations Taxed in United States	(4.90%)	0.20%	(21.40%)
Other	(0.70%)	(0.20%)	(2.40%)
Valuation allowance	0.00%	1.70%	0.00%
Effective tax rate	26.90%	34.70%	8.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount			$ 360
Undistributed Foreign Earnings, Deferred Taxes Not Provided	$ 3,200
Potential Deferred Tax Liability Undistributed Foreign Earnings	700
Deferred tax assets [Abstract]
Net operating loss carryforwards	1,207	$ 540
Provision for credit losses	191	87
Other foreign	83	75
Employee benefit plans	34	10
Foreign tax credits	803	756
Other	89	280
Total gross deferred tax assets	2,407	1,748
Less: valuation allowance	(42)	(47)
Total net deferred tax assets	2,365	1,701
Deferred tax liabilities [Abstract]
Leasing transactions	4,479	3,338
Finance receivables	594	688
Other foreign	303	330
Other	14	18
Total deferred tax liabilities	5,390	4,374
Net deferred tax liability	3,025	2,673
Amount of valuation allowance released	42
Operating Loss Carryforwards	3,600
Net operating loss carryforwards	1,207	540
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1	91	111	159
Increase - tax positions in prior years	2	9	28
Increases - tax positions in current year	0	1	1
Decrease - tax positions in prior years	(1)	(22)	(44)
Settlements	(12)	(8)	(33)
Balance at December 31	80	91	111
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	69	76	88
Unrecognized Tax Benefits Interest Income	8	3
Unrecognized Tax Benefits, Interest on Income Taxes Expense			$ 13
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 11	$ 37